DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Financial Statement Location and Amounts
The notional and fair values of derivative instruments, presented in the statements of financial position, are shown below:

US$ MILLIONS	Primary underlying risk	Location in the statements of financial position	December 31, 2023			December 31, 2022
			Notional Amount	Carrying Value / Fair Value		Notional Amount	Carrying Value / Fair Value
				Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedging instruments
Foreign exchange forwards	Foreign currency	Other invested assets	$1,532	$11	$—	$—	$—	$—

Derivatives not designated as hedging instruments
Equity-indexed options	Equity	Other invested assets	$8,795	$96	$—	$7,452	$35	$—
Foreign exchange forwards	Foreign currency	Other invested assets, Other liabilities	1,362	1	(4)	2,809	7	(12)
Bond futures	Interest rate	Other liabilities	1,652	—	(8)	1,504	—	(25)
Cross currency swaps	Foreign currency	Other invested assets	8	—	—	17	1	—
Interest rate swaps	Interest rate	Other invested assets	87	8	—	15	1	—
Embedded derivatives in:
Modco arrangement	Interest rate	Reinsurance funds withheld	—	—	(46)	—	154	—
Indexed annuity and variable annuity product	Interest rate	Policyholders’ account balances	—	1,104	—	—	—	(907)
			$11,904	$1,209	$(58)	$11,797	$198	$(944)
The following represents the financial statement location and amount of gains (losses) related to the derivatives and hedged items that qualify for fair value hedge accounting:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Hedged items	$10	$—	$—
Derivatives designated as hedging instruments	(9)	—	—
Investment related gains (losses)	$1	$—	$—

Schedule of Derivatives Instruments
The following represents the financial statement location and amount of gains (losses) related to the derivatives not designated as hedging instruments:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Locations in the statements of operations	Gains (Losses) Recognized in Income on Derivatives
		2023	2022	2021
Equity-indexed options	Investment related gains (losses)	$109	$(105)	$(10)
Foreign exchange forwards	Investment related gains (losses)	39	29	3
Bond futures	Investment related gains (losses)	10	81	(1)
Cross currency swaps	Investment related gains (losses)	—	1	—
Interest rate swaps	Investment related gains (losses)	7	1	(1)
Interest rate options	Investment related gains (losses)	139	—	—
Embedded derivatives in:
Modco arrangement	Net investment results from funds withheld	(182)	(37)	(4)
Indexed annuity and variable annuity product	Interest sensitive contract benefits	(67)	61	(11)
		$55	$31	$(24)

Schedule of Derivative Assets and Effects of Rights of Offset
Information regarding the Company’s exposure to credit loss on the derivatives it holds, including the effect of rights of offset, is presented below:

		Gross amounts offset on the statements of financial position
AS OF DEC. 31, 2023 US$ MILLIONS	Gross amount of derivative instruments[1]	Amounts subject to an enforceable master netting arrangement or similar agreements	Collateral held in cash[2]	Collateral held in invested assets[2]	Net amount presented on the statements of financial position
Derivative assets
Equity-indexed options	$322	$—	$(209)	$(17)	$96
Foreign exchange forwards	16	(4)	—	$—	$12
Bond futures	65	(65)	—	$—	$—
Cross currency swaps	12	(12)	—	$—	$—
Interest rate swaps	29	(21)	—	$—	$8
Interest rate options	—	—	—	$—	$—
Total derivative assets	$444	$(102)	$(209)	$(17)	$116

Derivative liabilities
Foreign exchange forwards	8	(4)	—	$—	$4
Bond futures	73	(65)	—	$—	$8
Cross currency swaps	12	(12)	—	$—	$—
Interest rate swaps	21	(21)	—	$—	$—
Total derivative liabilities	$114	$(102)	$—	$—	$12
1. Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
2. Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of December 31, 2023, the Company held excess collateral of $4 million.

		Gross amounts offset on the statements of financial position
AS OF DEC. 31, 2022 US$ MILLIONS	Gross amount of derivative instruments[1]	Amounts subject to an enforceable master netting arrangement or similar agreements	Collateral held in cash[2]	Collateral held in invested assets[2]	Net amount presented on the statements of financial position
Derivative assets
Equity-indexed options	$156	$—	$(101)	$(20)	$35
Foreign exchange forwards	8	(1)	—	$—	$7
Bond futures	6	(6)	—	$—	$—
Cross currency swaps	11	(10)	—	$—	$1
Interest rate swaps	2	(1)	—	$—	$1
Total derivative assets	$183	$(18)	$(101)	$(20)	$44

Derivative liabilities
Foreign exchange forwards	13	(1)	—	$—	$12
Bond futures	31	(6)	—	$—	$25
Cross currency swaps	10	(10)	—	$—	$—
Interest rate swaps	1	(1)	—	$—	$—
Total derivative liabilities	$55	$(18)	$—	$—	$37
1. Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
2. Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of December 31, 2022, the Company held no excess collateral.

Schedule of Derivative Liabilities and Effects of Rights of Offset
Information regarding the Company’s exposure to credit loss on the derivatives it holds, including the effect of rights of offset, is presented below:

		Gross amounts offset on the statements of financial position
AS OF DEC. 31, 2023 US$ MILLIONS	Gross amount of derivative instruments[1]	Amounts subject to an enforceable master netting arrangement or similar agreements	Collateral held in cash[2]	Collateral held in invested assets[2]	Net amount presented on the statements of financial position
Derivative assets
Equity-indexed options	$322	$—	$(209)	$(17)	$96
Foreign exchange forwards	16	(4)	—	$—	$12
Bond futures	65	(65)	—	$—	$—
Cross currency swaps	12	(12)	—	$—	$—
Interest rate swaps	29	(21)	—	$—	$8
Interest rate options	—	—	—	$—	$—
Total derivative assets	$444	$(102)	$(209)	$(17)	$116

Derivative liabilities
Foreign exchange forwards	8	(4)	—	$—	$4
Bond futures	73	(65)	—	$—	$8
Cross currency swaps	12	(12)	—	$—	$—
Interest rate swaps	21	(21)	—	$—	$—
Total derivative liabilities	$114	$(102)	$—	$—	$12
1. Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
2. Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of December 31, 2023, the Company held excess collateral of $4 million.

		Gross amounts offset on the statements of financial position
AS OF DEC. 31, 2022 US$ MILLIONS	Gross amount of derivative instruments[1]	Amounts subject to an enforceable master netting arrangement or similar agreements	Collateral held in cash[2]	Collateral held in invested assets[2]	Net amount presented on the statements of financial position
Derivative assets
Equity-indexed options	$156	$—	$(101)	$(20)	$35
Foreign exchange forwards	8	(1)	—	$—	$7
Bond futures	6	(6)	—	$—	$—
Cross currency swaps	11	(10)	—	$—	$1
Interest rate swaps	2	(1)	—	$—	$1
Total derivative assets	$183	$(18)	$(101)	$(20)	$44

Derivative liabilities
Foreign exchange forwards	13	(1)	—	$—	$12
Bond futures	31	(6)	—	$—	$25
Cross currency swaps	10	(10)	—	$—	$—
Interest rate swaps	1	(1)	—	$—	$—
Total derivative liabilities	$55	$(18)	$—	$—	$37
1. Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
2. Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of December 31, 2022, the Company held no excess collateral.